Long-Term Loan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2023 ILS (₪)
Long-Term Loan [Abstract]
Letter of credit		$ 2,054			₪ 7,904
Long-term loan			$ 5,248	₪ 20,263
Bearing interest rate	0.46%
Bank prime rate	1.50%
Interest expenses	$ 321	75
Currency exchange expense		$ 338
Currency exchange income	$ 31